Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]

Notes Payable Table 1:

	March 31, 2022	December 31, 2021
Notes Payable	$2,160,294	$1,000,000
PPP Loan	$460,406	$460,406
	$2,620,700	$1,460,406
Less: Discount	(671,973)	(411,568)
Notes payable - net of discount	$1,948,727	$1,048,838

Current Portion, net of discount	$1,948,727	$1,048,838
Long-term portion, net of discount	$-	$-

Notes Payable Table 1:

	December 31, 2021	December 31, 2020
Notes Payable	$738,432	$1,196,366
PPP Loan	$460,406	$460,406
	$1,198,838	$1,656,772
Less: Discount	(150,000)	(756,795)
Notes payable - net of discount	$1,048,838	$899,977

Current Portion, net of discount	$1,048,838	$899,977
Long-term portion, net of discount	$-	$-